ORGANIZATION AND NATURE OF BUSINESS (Details Narrative) - USD ($)		1 Months Ended							3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 06, 2023	Jan. 23, 2024	Jun. 30, 2023	Jun. 15, 2023	Apr. 30, 2023	Apr. 24, 2023	Mar. 17, 2023	Feb. 28, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 19, 2018
VAT net receivable and payable balance									$ 322,576		$ 322,576		$ 187,512	$ 79,373
Long-term liability									395,698		395,698		408,665	0
Allowance for doubtful accounts											19,905,776		19,686,091	7,309,311
Foreign accounts									12,655,615		12,655,615		532,704
Deferred amount													397,000
Depreciation expense									89,694	$ 124,910	306,126	$ 237,479	353,043	70,109
Amortization expense									196,183	88,168	579,556	138,438	239,841	33,085
Stockholders' equity			$ 43,669,058						34,976,599	44,195,740	34,976,599	44,195,740	36,043,028	39,284,295	$ 32,119,574	$ 34,546,682	$ 44,007,783
Accumulated deficit									(104,479,192)		(104,479,192)		(91,644,233)	(66,232,813)
Working capital													12,285,310
Revenue									12,411,048	12,823,797	40,202,238	37,537,003	53,376,874	50,347,652
Net loss											(6,639,935)	(4,790,597)	(18,542,654)	(13,830,371)
Net cash used in operations													14,998,919
Repayment of outstanding Facility													1,908,195
Goodwill									49,697		49,697		49,697	49,697				$ 49,697
Asset acquisition		$ 637,080,000,000
Building Acquision [Member]
Cash	$ 3,950,000					$ 1,054,872
Equity method investment aggregate cost	$ 2,000,020
ICC International Cannabis Corp [Member]
Equity method investment aggregate cost									0		0		$ 0	$ 0
Equity method investment shares acquired, shares													3,000,000	3,000,000
Closing price													$ 0	$ 0
National Bank of Greece [Member]
Equity method investment aggregate cost									12,416		$ 12,416		$ 11,596	$ 6,681
Equity method investment shares acquired, shares											16,666		16,666	16,666
Closing price											$ 0.75		$ 0.70	$ 0.40
Pancreta Bank [Member]
Equity method investment aggregate cost									7,665		$ 7,665		$ 8,479	$ 8,200
Greece [Member]
Cash				$ 109,330
Revenue									12,247,597	12,544,643	$ 39,385,730	$ 36,041,012	$ 50,526,307	$ 49,812,839
Issuable stock amount				$ 316,081
Income tax rate											22.00%		22.00%
Shares issued				99,710
Intangible assets				$ 425,411
United Kingdom Of England [Member]
Income tax rate											25.00%		25.00%
CANA Pharmaceutical Laboratories, S.A. ("Cana") [Member]
Cash			873,600							873,600
Working capital									$ 11,027,653		$ 11,027,653
Net cash used in operations											3,883,215
Issuable stock amount			$ 138,667							$ 138,667	$ 138,667		$ 138,667
Shares issued			46,377							46,377
Asset acquision								$ 5,469,787
Secured Promissory Note								$ 4,457,520
Zip Doctor Inc [Member]
Cash							$ 150,000
Payment in fees							8,788
Intangible assets							$ 158,788
Cloudscreen [Member]
Cash		$ 317,880			$ 1,054,872
Equity method investment shares acquired, shares		280,000
Total purchase price amount		$ 637,080
Shares of common fair value		319,200
Asset acquisition		$ 637,080